UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

600 University Street, Suite 3010
Seattle, Washington 98101-1129

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2011

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Kavilco Incorporated

Schedule of Investments

For period ended September 30, 2011 (unaudited)

	Principal Amount or Shares	Fair Value
INVESTMENTS IN SECURITIES - 83.8%
U.S. Corporate Obligations - 81.7%
Chemical Industry - 6.0%
The Dow Chemical Company, 5.900%, due February 15, 2015	610,000	$673,373
E.I. DuPont de Nemour, 5.250%, due December 15, 2016	1,519,000	1,743,736
Total Chemical Industry		2,417,109

Communications - 12.8%
Comcast Corp., 10.625%, due July 15, 2012	1,338,000	1,430,523
AT&T, 5.100%, due September 15, 2014	1,250,000	1,372,750
CBS Corporation, 4.625%, due May 15, 2018	2,000,000	2,140,480
Deutsche Telekom Int. Fin., 6.000%, due July 8, 2019	250,000	288,857
Total Communications		5,232,610

Consumer, Cyclical - 10.6%
Dayton Hudson, 8.600%, due January 15, 2012	100,000	102,186
Home Depot Inc., 5.250%, due December 16, 2013	1,000,000	1,087,460
Safeway Inc., 5.625%, due August 15, 2014	1,229,000	1,351,077
Target Corp., 5.875%, due July 15, 2016	1,000,000	1,188,350
Avon Products, 6.500%, due March 1, 2019	500,000	597,885
Total Consumer, Cyclical		4,326,958

Consumer, Non-cyclical - 5.0%
Coca Cola Enterprises, 8.500%, due February 1, 2012	700,000	717,626
McDonald's Corp., 5.300%, due March 15, 2017	500,000	578,060
Kraft Foods Inc., 6.500%, due August 11, 2017	250,000	296,645
Yum! Brands Inc., 5.300%, due September 15, 2019	355,000	400,870
Total Consumer, Non-cyclical		1,993,201

Diversified Company Industry - 5.5%
TYCO Intl Group, 6.000%, due November 15, 2013	1,245,000	1,363,051
Fortune Brands Inc., 6.375%, due June 15, 2014	500,000	553,680
ITT Corp., 6.125%, due May 1, 2019	250,000	320,550
Total Diversified Company Industry		2,237,281

Energy - 14.0%
Kinder Morgan Energy Partners, 5.625%, due February 15, 2015	500,000	554,010
PPL Energy Supply LLC, 5.700%, due October 15, 2015	80,000	86,720
Plains All American Pipeline, 6.125%, due January 15, 2017	1,345,000	1,513,851
XTO Energy Inc., 6.250%, due August 1, 2017	1,000,000	1,229,490
Kinder Morgan Energy Partners, 5.950%, due February 15, 2018	460,000	523,526
Transocean Inc., 7.375%, due April 15, 2018	1,350,000	1,544,602
Hess Corporation, 8.125%, due February 15, 2019	199,000	256,494
Total Energy		5,708,693

Financial - 2.1%
Boeing Capital Corp., 6.500%, due February 15, 2012	500,000	510,480
American Express Credit Co., 5.300%, due December 2, 2015	117,000	129,235
General Electric Capital Corp., 5.625%, due September 15, 2017	215,000	235,842
Total Financial		875,557

Paper & Forest Products Industry - 1.4%
International Paper, 9.375%, due May 15, 2019	500,000	611,170

Technology - 8.7%
Xerox Corporation, 5.500%, due May 15, 2012	2,000,000	2,055,360
Cisco Systems Inc., 5.500%, due February 22, 2016	960,000	1,106,851
Oracle Corp., 5.000%, due July 18, 2019	250,000	288,520
Adobe Systems Inc., 4.750%, due February 1, 2020	100,000	105,057
Total Technology		3,555,788

Transportation - 6.8%
CSX Corp., 5.500%, due August 1, 2013	964,000	1,033,871
Union Pacific Corp., 4.875%, due January 15, 2015	1,000,000	1,098,830
FedEx Corp., 8.000%, due January 15, 2019	500,000	652,485
Total Transportation		2,785,186

Utilities - 8.8%
Dominion Resources Inc., 5.000%, due March 15, 2013	1,000,000	1,057,150
Potomac Electric Power, 4.650%, due April 15, 2014	600,000	640,260
American Electric Power, 5.250%, due June 1, 2015	50,000	55,423
Southern Power Company, 4.875%, due July 15, 2015	1,250,000	1,363,512
Southwestern Electric Power Co., 5.550%, due January 15, 2017	174,000	191,943
Metropolitan Edison, 7.700%, due January 15, 2019	250,000	316,412
Total Utilities		3,624,700

Total U.S. Corporate Obligations (cost $30,834,210)		33,368,253

U.S. Common Stock - 1.8%
Communications - 0.4%
AT&T	2,400	68,448
CenturyLink Inc.	800	26,496
Frontier Communications Corp.	192	1,173
Verizon Communications Inc.	2,000	73,600
Total Communications		169,717

Computer Software & Services - 0.2%
Microsoft Corp.	3,640	90,600

Consumer, Non-cyclical - 0.2%
Kraft Foods Inc.	1,500	50,370
Unilever PLC	800	24,952

Total Consumer, Non-cyclical		75,322

Drug Industry - 0.1%
Merck & Co. Inc.	1,500	49,050
Sanofi-Aventis-ADR	600	19,680

Total Drug Industry		68,730

Exchange Traded Funds - 0.1%
iShares Investment Grade Corp. Bonds	200	22,462
SPDR Gold Trust	50	7,903
Total Exchange Traded Funds		30,365

Natural Gas (Diversified) - 0.1%
ONEOK Inc.	600	39,624

Petroleum Industry - less than 1%
Royal Dutch Shell PLC	400	24,608

Real Estate Investment Trust - 0.2%
AvalonBay Communities	400	45,620
Ventas Inc.	600	29,640
Total Real Estate Investment Trust		75,260

Utilities - 0.4%
Consolidated Edison Inc.	600	34,212
Duke Energy Corp.	700	13,993
NSTAR	600	26,886
Progress Energy Inc.	600	31,032
Scana Corp.	700	28,315
Southern Company	600	25,422
Total Utilities		159,860

Total Common Stock (cost $545,981)		734,086

Publicly Traded Partnerships - 0.3%
Oil/Gas Distribution - 0.3%
Buckeye Partners LP	500	31,255
Energy Transfer Partners LP	600	24,606
Kinder Morgan Energy Partners	500	34,190
Plains All American Pipeline	400	23,568
Total Oil/Gas Distribution
		113,619

Total Publicly Traded Partnerships (cost $85,478)		113,619

Total Investments in Securities (identified cost $31,465,669)		$34,215,958

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Company adopted the provisions of the Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data from sources independent of the Company. Unobservable inputs reflect the Company’s own assumption about the assumptions that market participants would use in pricing the asset or liability developed on the best information available in the circumstance.

The fair value hierarchy is categorized into three levels based on the inputs as follows

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following table presents information about the Company’s assets measured at fair value as of September 30, 2011:

	Level 1	Level 2	Level 3	Balance as of September 30, 2011

ASSETS
Investments
U.S. corporate obligations	$-	$33,368,253	$-	$33,368,253
Common stock	734,086	-	-	734,086
Publicly traded partnerships	113,619	-	-	113,619

	$847,705	$33,368,253	$-	$34,215,958

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the third fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of President/Chief Executive Officer

3 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis A. Thompson
Louis A. Thompson
President/Chief Executive Officer

Date: November 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: November 1, 2011